Other Losses (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Losses related to cyber event	$ 2,326	$ 2,326	$ 0